Derivative instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Derivative Instruments [Abstract]
Summary of Derivative Instruments

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	2,691	3,593	47
Total	2,691	3,593	47